Assets and liabilities associated with assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Assets and liabilities associated with assets held for sale
Schedule of assets and liabilities associated with assets held for sale

	2025	2024
Non-current assets held for sale
Solar plant	—	13,512
Liabilities associated with assets held for sale
Site restoration liability	—	104

Carrying amount of the CMS disposal group held for sale at December 31, 2024 over which control was lost

Current Assets
Assets held for sale (Solar plant asset)	13,512
Trade and other receivables and prepayments	27
Total assets	13,539

Current liabilities
Liabilities associated with assets held for sale (provision)	113
Total liabilities	113

Net assets	13,426

Profit on CMS disposal group held for sale - 2025
Consideration received in cash (net of selling costs)	21,966
Net assets derecognised	(13,426)
Profit on sale of the CMS disposal group held for sale	8,540